ADVANCE TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2025
ADVANCE TO SUPPLIERS
Schedule of Advance to Suppliers
			Change
	12/31/2025	12/31/2024	$	%

Advance to Suppliers	113,230	114,112	(882)	(1)%
	113,230	114,112	(882)	(1)%